Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Delaware Limited-Term Diversified Income Fund))	0 Months Ended
	Apr. 30, 2013
Class A
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.20%
Total annual fund operating expenses	0.96%
Fee waivers and expense reimbursements	(0.15%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
Class B
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual fund operating expenses	1.66%
Fee waivers and expense reimbursements	(0.85%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
Class C
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual fund operating expenses	1.66%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	1.66%
Institutional Class
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	0.66%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	0.66%
Class R
Operating Expenses:
Management fees	0.46%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.20%
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.16%

[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A and Class R shares' 12b-1 fees to no more than 0.15% and 0.50% of average daily net assets, respectively, from April 30, 2013 through April 30, 2014. The Distributor has also contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.15% of average daily net assets from March 1, 2013 through February 28, 2014. The waivers may be terminated only by agreement of the Distributor and the Fund.